Schedule of Investments

Xtrackers MSCI Eurozone Hedged Equity ETF

February 29, 2020 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 96.6%
Austria - 1.0%
Agrana Beteiligungs AG	84	$1,628
ANDRITZ AG	350	12,333
AT&S Austria Technologie & Systemtechnik AG	111	1,931
BAWAG Group AG, 144A*	290	12,518
CA Immobilien Anlagen AG	293	11,968
DO & CO AG	27	2,358
Erste Group Bank AG*	1,385	47,444
EVN AG	174	2,912
FACC AG	99	973
IMMOFINANZ AG*	416	10,700
Kapsch TrafficCom AG	21	487
Lenzing AG	68	4,564
Oesterreichische Post AG	177	5,647
OMV AG	673	28,121
Palfinger AG	70	1,743
Porr AG(a)	39	692
Raiffeisen Bank International AG	697	14,370
S IMMO AG	218	5,776
S&T AG(a)	203	4,448
Schoeller-Bleckmann Oilfield Equipment AG	66	2,699
Semperit AG Holding*	47	566
Telekom Austria AG*	732	5,535
UNIQA Insurance Group AG	630	5,661
Verbund AG	306	14,485
Vienna Insurance Group AG Wiener Versicherung Gruppe	174	4,226
voestalpine AG	534	11,661
Wienerberger AG	556	14,166
Zumtobel Group AG*	126	1,002
(Cost $248,421)		230,614
Belgium - 3.3%
Ackermans & van Haaren NV	108	15,440
Aedifica SA REIT	112	14,516
Ageas	869	40,177
AGFA-Gevaert NV*	808	3,557
Akka Technologies(a)	54	2,999
Anheuser-Busch InBev SA/NV	3,557	199,204
Barco NV	42	8,986
Befimmo SA REIT	111	5,961
Bekaert SA	159	3,421
Biocartis NV, 144A*(a)	227	1,245
bpost SA	442	3,615
Cie d'Entreprises CFE	39	3,414
Cofinimmo SA REIT	120	19,103
Colruyt SA	261	12,050
D'ieteren SA/NV	114	6,645
Econocom Group SA/NV	563	1,574
Elia Group SA/NV	125	12,433
Euronav NV	756	6,856
Exmar NV*	152	786
Fagron	352	7,399
Galapagos NV*(a)	215	44,456
Gimv NV	111	6,384
Groupe Bruxelles Lambert SA	402	36,337
Intervest Offices & Warehouses NV REIT	131	3,673
Ion Beam Applications*	96	939
KBC Ancora	171	7,324
KBC Group NV	1,187	78,650
Kinepolis Group NV	69	3,641
Melexis NV	87	5,984
Mithra Pharmaceuticals SA*	60	1,468
Montea C.V.A REIT*	49	4,603
Ontex Group NV	354	5,315
Orange Belgium SA	145	2,753
Proximus SADP	705	17,402
Recticel SA	129	957
Retail Estates NV REIT	32	2,533
Sioen Industries NV	35	716
Sofina SA	69	14,869
Solvay SA	336	30,446
Telenet Group Holding NV	221	8,422
Tessenderlo Group SA*	101	3,044
UCB SA	603	55,624
Umicore SA	898	37,443
Van de Velde NV	24	652
Warehouses De Pauw CVA REIT	574	15,335
X-Fab Silicon Foundries SE, 144A*	228	1,092
(Cost $993,313)		759,443
Finland - 3.3%
Aktia Bank OYJ	200	2,261
Cargotec OYJ, Class B	217	6,228
Caverion OYJ	578	4,033
Citycon OYJ	339	3,353
Elisa OYJ	653	37,442
Finnair OYJ	223	1,176
Fortum OYJ	2,039	43,398
F-Secure OYJ*	383	1,239
Huhtamaki OYJ	441	18,159
Kemira OYJ	450	5,698
Kesko OYJ, Class B	306	20,721
Kone OYJ, Class B(a)	1,572	88,506
Konecranes OYJ	298	8,761
Metsa Board OYJ	1,087	6,204
Metso OYJ	480	15,484
Neste OYJ	2,028	79,836
Nokia OYJ	26,501	100,786
Nokian Renkaat OYJ	566	14,734
Oriola OYJ, Class B	502	1,080

Orion OYJ, Class B	471	18,693
Outokumpu OYJ	1,296	4,887
Outotec OYJ*	807	4,095
Rovio Entertainment OYJ, 144A	227	888
Sampo OYJ, Class A	2,067	84,155
Sanoma OYJ	307	3,484
Stora Enso OYJ, Class R	2,701	31,935
TietoEVRY OYJ(a)	357	10,105
Tokmanni Group Corp.	263	3,513
UPM-Kymmene OYJ	2,469	75,582
Uponor OYJ	233	3,048
Valmet OYJ	597	14,077
Wartsila OYJ Abp	2,160	22,424
YIT OYJ	890	5,915
(Cost $773,183)		741,900
France - 31.6%
ABC arbitrage	101	727
Accor SA	798	28,781
Aeroports de Paris	137	20,236
Air France-KLM*	940	7,169
Air Liquide SA	2,229	302,421
Airbus SE	2,739	326,864
AKWEL	36	584
Albioma SA	98	3,202
ALD SA, 144A	518	6,874
Alstom SA	884	43,417
Alten SA	136	15,059
Altran Technologies SA	577	9,255
Amundi SA, 144A	310	22,125
Arkema SA	323	30,330
Atos SE	451	33,507
Aubay	23	717
AXA SA	9,025	208,778
Beneteau SA	126	1,190
BioMerieux	196	18,035
BNP Paribas SA	5,245	253,525
Boiron SA	27	969
Bollore SA	3,903	13,374
Bonduelle SCA	54	1,222
Bouygues SA	1,025	40,147
Bureau Veritas SA	1,456	35,442
Capgemini SE	733	80,288
Carmila SA REIT	244	4,396
Carrefour SA	2,815	48,619
Casino Guichard Perrachon SA(a)	262	10,178
Cellectis SA*	114	1,771
CGG SA*	3,365	9,038
Chargeurs SA	79	1,259
Cie de Saint-Gobain	2,288	79,817
Cie des Alpes	24	609
Cie Generale des Etablissements Michelin SCA	788	83,720
Cie Plastic Omnium SA	301	6,633
CNP Assurances	807	12,606
Coface SA	413	4,530
Constellium SE*	532	6,597
Covivio REIT	231	24,481
Credit Agricole SA	5,584	66,638
Danone SA	2,910	204,700
Dassault Aviation SA	11	11,403
Dassault Systemes SE	622	97,505
DBV Technologies SA*(a)	129	2,468
Derichebourg SA	323	1,081
Devoteam SA	21	1,871
Edenred	1,165	60,665
Eiffage SA	358	38,107
Electricite de France SA	2,818	39,167
Elior Group SA, 144A	474	5,950
Elis SA	945	16,431
Engie SA	8,448	140,172
Eramet(a)	39	1,267
EssilorLuxottica SA	1,338	181,829
Etablissements Maurel et Prom SA	219	552
Eurazeo SE	189	12,644
Europcar Mobility Group, 144A(a)	383	1,452
Eutelsat Communications SA	803	10,850
Faurecia SE	396	17,871
FFP	21	2,091
FIGEAC-AERO*	39	313
Fnac Darty SA*	70	3,178
Gaztransport Et Technigaz SA	99	8,754
Gecina SA REIT	218	38,674
Genfit*(a)	126	1,914
Getlink SE	2,166	34,863
GL Events	54	1,024
Groupe Crit	5	326
Groupe Guillin	23	354
Guerbet	23	857
Hermes International	147	102,237
ICADE REIT	128	12,753
ID Logistics Group*	12	2,128
Iliad SA(a)	64	8,923
Imerys SA	145	5,615
Ingenico Group SA	276	38,985
Innate Pharma SA*(a)	171	1,200
Interparfums SA	74	2,528
Ipsen SA	171	11,062
IPSOS	189	5,811
Jacquet Metal Service SA	65	911
JCDecaux SA	436	10,012
Kaufman & Broad SA	59	2,362

Kering SA	354	197,666
Klepierre SA REIT(a)	921	27,472
Korian SA	219	9,951
Lagardere SCA	256	4,426
Legrand SA	1,278	97,377
LISI	75	2,327
LNA Sante SA	20	1,009
L'Oreal SA	1,173	312,079
LVMH Moet Hennessy Louis Vuitton SE	1,306	534,676
Maisons du Monde SA, 144A	184	2,249
Manitou BF SA	36	644
Mercialys SA REIT	219	2,526
Mersen SA	84	2,457
Metropole Television SA	111	1,631
Natixis SA	4,402	17,820
Nexans SA	119	5,412
Nexity SA	188	8,655
Orange SA	9,274	124,802
Orpea	210	27,008
Pernod Ricard SA	984	159,032
Peugeot SA	2,798	54,070
Publicis Groupe SA	1,024	39,543
Quadient	156	3,327
Remy Cointreau SA	106	10,678
Renault SA	938	27,436
Rexel SA	1,137	13,933
Rubis SCA	413	22,249
Safran SA	1,530	209,610
Sanofi	5,298	490,884
Sartorius Stedim Biotech	128	24,262
Schneider Electric SE	2,573	257,062
SCOR SE	744	26,694
SEB SA	100	13,159
SMCP SA, 144A*(a)	168	1,174
Societe BIC SA	114	6,890
Societe Generale SA	3,753	106,023
Sodexo SA(a)	405	38,781
SOITEC*	97	7,924
Solocal Group*(a)	2,417	1,231
Sopra Steria Group	75	12,063
SPIE SA	528	10,026
Suez	1,614	25,444
Synergie SA	25	660
Tarkett SA	133	2,144
Technicolor SA*(a)	1,526	400
Teleperformance	270	65,515
Television Francaise 1	189	1,445
Thales SA	486	48,716
TOTAL SA	11,233	475,938
Trigano SA	34	2,571
Ubisoft Entertainment SA*	429	31,911
Unibail-Rodamco-Westfield REIT	642	77,252
Valeo SA	1,112	27,965
Vallourec SA*(a)	1,322	2,515
Veolia Environnement SA	2,482	71,048
Vicat SA	92	3,595
Vilmorin & Cie SA	34	1,507
Vinci SA	2,429	243,962
Virbac SA*	15	3,403
Vivendi SA	3,961	100,661
Wendel SA	126	15,398
Worldline SA, 144A*	605	45,984
(Cost $7,012,607)		7,172,262
Germany — 24.1%
Aareal Bank AG	241	6,614
adidas AG	841	232,616
ADLER Real Estate AG*(a)	248	3,094
ADO Properties SA, 144A	129	3,811
ADVA Optical Networking SE*	204	1,349
AIXTRON SE*	644	6,507
Allianz SE	1,957	420,852
alstria office REIT-AG REIT	721	13,651
Amadeus Fire AG	21	2,921
AURELIUS Equity Opportunities SE & Co KGaA	96	2,796
Aurubis AG	176	8,304
BASF SE	4,270	250,212
Basler AG	23	1,149
Bayer AG	4,611	331,939
Bayerische Motoren Werke AG	1,583	102,983
BayWa AG	60	1,596
Bechtle AG	145	19,033
Beiersdorf AG	457	47,878
Bertrandt AG	21	984
bet-at-home.com AG	5	220
Bilfinger SE	112	3,341
Borussia Dortmund GmbH & Co. KGaA	301	2,554
Brenntag AG	713	31,807
CANCOM SE	144	7,023
Carl Zeiss Meditec AG	186	19,455
CECONOMY AG*	810	3,854
Cewe Stiftung & Co. KGAA	21	2,228
Commerzbank AG	4,609	26,514
CompuGroup Medical SE	118	7,341
Consus Real Estate AG*	253	1,927
Continental AG	505	56,653
Covestro AG, 144A	801	30,498
CropEnergies AG	232	2,384
CTS Eventim AG & Co. KGaA	275	14,524
Daimler AG	4,253	176,254
Delivery Hero SE, 144A*	536	40,237
Dermapharm Holding SE	71	2,975

Deutsche Bank AG(b)	9,059	78,795
Deutsche Beteiligungs AG	52	1,869
Deutsche Boerse AG	881	138,155
Deutsche EuroShop AG	191	4,664
Deutsche Lufthansa AG	1,168	15,073
Deutsche Pfandbriefbank AG, 144A	597	8,383
Deutsche Post AG	4,699	140,684
Deutsche Telekom AG	15,727	256,191
Deutsche Wohnen SE	1,648	66,332
Deutz AG	548	2,571
DIC Asset AG	201	3,510
Draegerwerk AG & Co. KGaA	11	506
Duerr AG(a)	263	8,173
E.ON SE	10,377	119,483
Eckert & Ziegler Strahlen- und Medizintechnik AG	19	3,205
Elmos Semiconductor AG	43	1,014
ElringKlinger AG*(a)	127	847
Encavis AG(a)	368	4,258
Evonik Industries AG	956	23,651
Evotec SE*(a)	669	16,063
Flatex AG*	61	1,852
Fraport AG Frankfurt Airport Services Worldwide	190	11,943
Freenet AG	604	11,795
Fresenius Medical Care AG & Co. KGaA	1,005	76,908
Fresenius SE & Co. KGaA	1,987	93,039
GEA Group AG	698	18,447
Gerresheimer AG	174	12,543
GRENKE AG(a)	133	12,289
Hamborner REIT AG REIT	354	3,675
Hamburger Hafen und Logistik AG	111	2,345
Hannover Rueck SE	277	49,233
HeidelbergCement AG	683	40,595
Heidelberger Druckmaschinen AG*(a)	1,163	1,022
HelloFresh SE*	639	15,484
Henkel AG & Co. KGaA	473	40,129
HOCHTIEF AG	110	10,802
Hornbach Holding AG & Co. KGAA	39	2,191
HUGO BOSS AG	290	12,665
Hypoport AG*	13	4,334
Indus Holding AG	66	2,364
Infineon Technologies AG	5,790	120,129
Isra Vision AG(a)	67	3,702
Jenoptik AG	259	6,096
JOST Werke AG, 144A	94	3,175
K+S AG(a)	905	7,383
KION Group AG	306	16,282
Kloeckner & Co. SE	324	1,780
Knorr-Bremse AG	217	22,037
Koenig & Bauer AG(a)	53	1,270
Krones AG	66	4,124
KWS Saat SE & Co. KGaA	65	3,660
LANXESS AG	378	19,742
LEG Immobilien AG	339	40,455
Leoni AG*(a)	129	1,282
MBB SE	6	383
Merck KGaA	599	72,111
METRO AG	797	9,225
MLP SE	278	1,498
MorphoSys AG*	142	15,057
MTU Aero Engines AG	246	59,936
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	683	173,947
Nemetschek SE	249	15,476
New Work SE	14	3,771
Nordex SE*(a)	292	3,427
Norma Group SE	135	4,426
OHB SE	24	923
OSRAM Licht AG*	459	23,638
PATRIZIA AG	204	4,711
Pfeiffer Vacuum Technology AG	22	3,305
ProSiebenSat.1 Media SE	1,033	12,510
Puma SE	384	29,335
Rational AG	17	11,401
Rheinmetall AG	197	17,903
RHOEN-KLINIKUM AG	114	2,265
RIB Software SE(a)	203	6,494
Rocket Internet SE, 144A*	322	7,035
RWE AG	2,688	92,465
SAF-Holland SE	203	1,237
Salzgitter AG	152	2,506
SAP SE	4,609	567,629
Scout24 AG, 144A	512	33,461
SGL Carbon SE*	217	821
Siemens AG	3,597	370,089
Siemens Healthineers AG, 144A	675	27,314
Siltronic AG	102	9,479
Sixt Leasing SE(a)	54	1,123
Sixt SE	64	5,567
SMA Solar Technology AG*	54	1,827
Software AG	203	6,611
STRATEC SE	21	1,502
Stroeer SE & Co. KGaA	137	10,126
Suedzucker AG	313	4,862
Symrise AG	588	57,214
TAG Immobilien AG*	621	15,041
Takkt AG	144	1,822
Telefonica Deutschland Holding AG	4,237	11,043
thyssenkrupp AG*(a)	1,899	18,243
Uniper SE	924	27,276
United Internet AG	502	14,969

Varta AG*(a)	65	4,858
VERBIO Vereinigte BioEnergie AG	114	1,198
Volkswagen AG	149	25,052
Vonovia SE	2,446	131,179
Vossloh AG(a)	47	1,858
Wacker Chemie AG	75	5,256
Wacker Neuson SE	129	1,796
Washtec AG	64	3,413
Wirecard AG(a)	543	68,906
Wuestenrot & Wuerttembergische AG	84	1,584
Zalando SE, 144A*	625	27,274
zooplus AG*	35	3,474
(Cost $6,098,064)		5,493,129
Ireland - 1.9%
AerCap Holdings NV*	585	30,467
AIB Group PLC	3,762	8,713
Bank of Ireland Group PLC	4,440	16,450
Cairn Homes PLC	4,027	5,370
CRH PLC	3,662	123,180
Dalata Hotel Group PLC	738	3,389
Flutter Entertainment PLC	374	39,628
Glanbia PLC	936	10,901
Glenveagh Properties PLC, 144A*	4,492	3,734
Hibernia REIT PLC REIT	2,966	3,982
Irish Residential Properties REIT PLC REIT	2,460	3,829
Kerry Group PLC, Class A	751	95,343
Kingspan Group PLC	747	47,046
Origin Enterprises PLC	559	1,728
Smurfit Kappa Group PLC	1,036	34,562
(Cost $445,500)		428,322
Italy - 7.5%
A2A SpA	7,478	12,998
ACEA SpA	237	4,955
Amplifon SpA	586	16,665
Anima Holding SpA, 144A	1,230	5,361
Arnoldo Mondadori Editore SpA*	419	716
Ascopiave SpA	222	963
Assicurazioni Generali SpA	5,035	90,379
ASTM SpA	323	7,994
Atlantia SpA	2,334	49,948
Autogrill SpA	554	4,465
Azimut Holding SpA	523	11,085
Banca Carige SpA*(c)	462,340	766
Banca Farmafactoring SpA, 144A	832	5,079
Banca Generali SpA	253	7,781
Banca IFIS SpA	79	1,199
Banca Mediolanum SpA	839	6,817
Banca Monte dei Paschi di Siena SpA*(a)	1,327	2,674
Banca Popolare di Sondrio SCPA	1,971	4,696
Banco BPM SpA*	6,873	15,042
Biesse SpA	49	663
BPER Banca	1,780	7,072
Brunello Cucinelli SpA	141	4,670
Buzzi Unicem SpA	358	7,811
Buzzi Unicem SpA-RSP	189	2,504
Cairo Communication SpA	354	848
Carel Industries SpA, 144A	128	1,571
Cementir Holding NV	114	733
Cerved Group SpA	879	8,311
CIR SpA-Compagnie Industriali	3,390	1,912
Credito Emiliano SpA	405	2,101
Credito Valtellinese SpA*	26,604	2,188
Danieli & C Officine Meccaniche SpA	54	805
Danieli & C Officine Meccaniche SpA-RSP	144	1,335
Datalogic SpA	81	1,221
Davide Campari-Milano SpA	2,639	21,966
De' Longhi SpA	308	5,304
DeA Capital SpA*	399	610
DiaSorin SpA	120	13,579
doValue SpA, 144A	152	1,900
El.En. SpA	39	1,088
Enav SpA, 144A	1,319	7,878
Enel SpA	38,313	320,432
Eni SpA	12,004	147,864
ERG SpA	274	6,382
Falck Renewables SpA	578	3,739
Ferrari NV	573	89,539
Fila SpA	99	1,235
Fincantieri SpA(a)	2,190	1,733
FinecoBank Banca Fineco SpA	2,843	29,797
Freni Brembo SpA	891	8,892
Geox SpA	352	358
Gruppo MutuiOnline SpA	99	2,240
Hera SpA	3,814	16,328
Illimity Bank SpA*	284	3,094
IMA Industria Macchine Automatiche SpA	102	6,311
Immobiliare Grande Distribuzione SIIQ SpA REIT	278	1,670
Infrastrutture Wireless Italiane SpA, 144A	989	10,099
Interpump Group SpA	354	10,684
Intesa Sanpaolo SpA	70,546	171,218
Iren SpA	2,711	8,392
Italgas SpA	2,323	14,187
Italmobiliare SpA	66	1,913
Juventus Football Club SpA*	2,213	2,394
La Doria SpA	20	180
Leonardo SpA	1,819	18,551
Maire Tecnimont SpA	530	1,356
MARR SpA	159	2,949
Mediaset SpA*(a)	1,978	4,614
Mediobanca Banca di Credito Finanziario SpA	2,861	25,867
Moncler SpA	818	31,805

OVS SpA, 144A*	800	1,303
Piaggio & C SpA	759	1,813
Pirelli & C SpA, 144A	1,715	8,052
Poste Italiane SpA, 144A	2,438	25,875
Prysmian SpA	1,220	28,795
RAI Way SpA, 144A	466	2,799
Recordati SpA	473	20,197
Reply SpA	125	9,425
Saipem SpA*	2,713	10,228
Salini Impregilo SpA*	809	1,189
Salvatore Ferragamo SpA	436	6,878
Saras SpA	2,585	3,039
Sesa SpA	38	2,005
Snam SpA	9,610	47,433
Societa Cattolica di Assicurazioni SC	622	4,539
Tamburi Investment Partners SpA	370	2,577
Technogym SpA, 144A	399	4,160
Telecom Italia SpA*	41,652	22,996
Telecom Italia SpA-RSP	26,255	14,602
Terna Rete Elettrica Nazionale SpA	6,653	43,994
Tinexta SpA	125	1,692
Tod's SpA	41	1,406
UniCredit SpA	9,467	120,585
Unione di Banche Italiane SpA	4,418	18,129
Unipol Gruppo SpA	1,999	9,880
Zignago Vetro SpA	63	860
(Cost $1,715,369)		1,703,927
Luxembourg - 0.9%
APERAM SA	247	7,346
ArcelorMittal SA	3,225	45,699
Aroundtown SA	5,963	51,531
Befesa SA, 144A	114	3,706
Corestate Capital Holding SA*	55	2,447
Eurofins Scientific SE(a)	54	27,112
Grand City Properties SA	487	11,398
SES SA	1,655	18,965
Solutions 30 SE*(a)	308	3,410
Stabilus SA	106	5,673
Tenaris SA	2,167	19,540
(Cost $277,649)		196,827
Netherlands - 10.8%
Aalberts NV	456	16,990
ABN AMRO Bank NV, 144A	1,919	26,354
Accell Group NV	110	3,024
Adyen NV, 144A*	47	41,363
Aegon NV	7,919	26,847
Akzo Nobel NV	973	77,499
Altice Europe NV*	3,158	16,884
AMG Advanced Metallurgical Group NV	145	3,362
Arcadis NV	311	7,107
Argenx SE*	194	26,557
ASM International NV	203	23,519
ASML Holding NV	1,997	546,958
ASR Nederland NV	638	21,214
Basic-Fit NV, 144A*	188	6,299
BE Semiconductor Industries NV	332	12,865
Boskalis Westminster	376	8,217
Brunel International NV	109	898
Corbion NV	282	10,242
Eurocommercial Properties NV	186	4,092
Euronext NV, 144A	249	20,685
EXOR NV	493	34,875
Flow Traders, 144A	142	3,399
ForFarmers NV	95	577
Fugro NV*	348	2,763
Heineken Holding NV	542	47,748
Heineken NV	1,219	121,410
IMCD NV	255	20,817
ING Groep NV	18,467	175,509
Intertrust NV, 144A	387	6,498
InterXion Holding NV*	348	29,542
Just Eat Takeaway, 144A*(a)	544	47,624
Kendrion NV	54	1,080
Koninklijke Ahold Delhaize NV	5,200	121,585
Koninklijke BAM Groep NV	1,368	3,709
Koninklijke DSM NV	850	95,478
Koninklijke KPN NV	16,247	39,477
Koninklijke Philips NV	4,254	181,837
Koninklijke Volkerwessels NV	120	2,901
Koninklijke Vopak NV	338	16,101
NIBC Holding NV, 144A	234	2,503
NN Group NV	1,480	50,388
NSI NV REIT	84	4,242
NXP Semiconductors NV	1,315	149,502
OCI NV*	400	6,692
Pharming Group NV*	2,477	3,061
PostNL NV	1,875	2,846
Prosus NV*	2,250	158,149
QIAGEN NV*	1,052	38,557
Randstad NV	539	27,794
SBM Offshore NV	790	12,415
Shop Apotheke Europe NV, 144A*	50	2,429
SIF Holding NV	38	551
Signify NV, 144A	605	17,899
TKH Group NV	186	8,410
TomTom NV*	323	3,256
Vastned Retail NV REIT	71	1,791
Wereldhave NV REIT(a)	173	2,760
Wolters Kluwer NV	1,299	95,105
(Cost $2,198,933)		2,442,256
Portugal - 0.6%
Altri SGPS SA	294	1,578

Banco Comercial Portugues SA, Class R	40,733	7,307
Corticeira Amorim SGPS SA	224	2,463
CTT-Correios de Portugal SA	577	1,477
EDP - Energias de Portugal SA	11,700	54,506
Galp Energia SGPS SA	2,303	31,450
Jeronimo Martins SGPS SA	1,165	20,456
Mota-Engil SGPS SA	467	680
Navigator Co. SA	1,124	3,452
NOS SGPS SA	1,266	4,989
REN - Redes Energeticas Nacionais SGPS SA	2,236	6,220
Semapa-Sociedade de Investimento e Gestao	107	1,335
Sonae SGPS SA	3,626	2,834
(Cost $142,097)		138,747
Spain - 8.9%
Acciona SA(a)	98	12,377
Acerinox SA*	872	8,050
ACS Actividades de Construccion y Servicios SA	1,200	35,569
Aedas Homes SA, 144A*	107	2,292
Aena SME SA, 144A	318	50,903
Almirall SA	255	3,319
Amadeus IT Group SA	1,997	139,991
Applus Services SA	574	6,438
Atresmedia Corp. de Medios de Comunicacion SA	384	1,399
Banco Bilbao Vizcaya Argentaria SA	30,973	148,208
Banco de Sabadell SA	26,504	23,150
Banco Santander SA	78,222	287,297
Bankia SA	5,465	8,627
Bankinter SA	2,994	17,650
Bolsas y Mercados Espanoles SHMSF SA	375	14,274
CaixaBank SA	16,929	43,377
Cellnex Telecom SA, 144A*	1,145	55,453
Cia de Distribucion Integral Logista Holdings SA	219	4,441
CIE Automotive SA	380	7,660
Construcciones y Auxiliar de Ferrocarriles SA	86	3,726
Corp. Financiera Alba SA	90	4,024
Distribuidora Internacional de Alimentacion SA*(a)	20,449	1,777
Ebro Foods SA	261	4,927
eDreams ODIGEO SA*	343	1,428
Enagas SA	1,237	31,955
Ence Energia y Celulosa SA(a)	486	1,726
Endesa SA	1,508	38,672
Euskaltel SA, 144A	368	3,262
Faes Farma SA	1,221	5,863
Ferrovial SA	2,304	65,826
Fluidra SA*	213	2,935
Fomento de Construcciones y Contratas SA	373	4,414
Gestamp Automocion SA, 144A	691	2,403
Global Dominion Access SA, 144A*	459	1,768
Grifols SA	1,359	43,508
Grupo Catalana Occidente SA	207	6,478
Grupo Empresarial San Jose SA*	174	1,093
Iberdrola SA	28,831	328,465
Indra Sistemas SA*	676	7,366
Industria de Diseno Textil SA	5,141	159,649
Inmobiliaria Colonial Socimi SA REIT	1,105	14,053
Lar Espana Real Estate Socimi SA REIT	407	2,902
Liberbank SA	10,395	3,211
Mapfre SA	5,144	11,499
Masmovil Ibercom SA*	420	8,309
Mediaset Espana Comunicacion SA	704	3,552
Melia Hotels International SA	488	3,359
Merlin Properties Socimi SA REIT	1,626	20,912
Metrovacesa SA, 144A*	172	1,690
Miquel y Costas & Miquel SA	111	1,652
Naturgy Energy Group SA	1,382	32,085
Neinor Homes SA, 144A*	382	4,339
Obrascon Huarte Lain SA*	1,240	1,371
Pharma Mar SA*(a)	881	3,824
Promotora de Informaciones SA, Class A*	1,286	1,925
Prosegur Cash SA, 144A	2,298	3,354
Prosegur Cia de Seguridad SA	1,177	4,371
Red Electrica Corp. SA	2,056	39,368
Repsol SA	6,808	76,134
Sacyr SA	1,700	4,482
Siemens Gamesa Renewable Energy SA	1,117	17,911
Solaria Energia y Medio Ambiente SA*	234	2,238
Talgo SA, 144A*	459	2,660
Tecnicas Reunidas SA*	144	3,240
Telefonica SA	22,099	130,764
Tubacex SA	485	1,156
Unicaja Banco SA, 144A	3,980	3,669
Viscofan SA	171	9,118
Zardoya Otis SA	808	6,043
(Cost $2,477,555)		2,010,931
Switzerland(d) - 0.4%
STMicroelectronics NV (Cost $44,389)	3,252	87,633
United Kingdom(d) - 2.3%
CNH Industrial NV	4,689	43,223
Coca-Cola European Partners PLC	1,053	53,661
Dialog Semiconductor PLC*	354	11,962
Fiat Chrysler Automobiles NV	5,012	62,202
Unilever NV	6,873	361,277
(Cost $485,615)		532,325
TOTAL COMMON STOCKS
(Cost $22,912,695)		21,938,316
PREFERRED STOCKS - 1.5%
Germany - 1.5%
Bayerische Motoren Werke AG	254	13,044

Draegerwerk AG & Co. KGaA	36	2,315
FUCHS PETROLUB SE	346	13,185
Henkel AG & Co. KGaA	858	79,261
Jungheinrich AG	203	4,063
Porsche Automobil Holding SE	703	43,678
Sartorius AG	163	37,248
Sixt SE	76	4,623
STO SE & Co. KGaA	9	929
Volkswagen AG	871	142,866
(Cost $363,800)		341,212
TOTAL PREFERRED STOCKS
(Cost $363,800)		341,212
RIGHTS - 0.0%
Spain - 0.0%
ACS Actividades de Construccion y Servicios SA*, expires 3/6/20
(Cost $582)	1,200	528
WARRANTS - 0.0%
Spain - 0.0%
Abengoa SA*, expires 3/31/25
(Cost $43)	7,125	79
SECURITIES LENDING COLLATERAL - 1.8%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.50%(e)(f)
(Cost $420,678)	420,678	420,678
CASH EQUIVALENTS - 3.3%
DWS Government Money Market Series "Institutional Shares", 1.54%(e)
(Cost $743,770)	743,770	743,770

TOTAL INVESTMENTS - 103.2%
(Cost $24,441,568)		$23,444,583
Other assets and liabilities, net - (3.2%)		(735,608)
NET ASSETS - 100.0%		$22,708,975

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended February 29, 2020 is as follows:

Value ($) at 5/31/2019	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/29/2020	Value ($) at 2/29/2020
COMMON STOCKS - 0.3%
Germany - 0.3%
Deutsche Bank AG(b)
86,260	—	(27,547)		(33,816)	53,898	—	—	9,059	78,795
SECURITIES LENDING COLLATERAL - 1.8%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.50%(e)(f)
1,747,284	—	(1,326,606	)(g)	—	—	7,442	—	420,678	420,678
CASH EQUIVALENTS - 3.3%
DWS Government Money Market Series "Institutional Shares", 1.54%(e)
720,256	6,534,770	(6,511,256)		—	—	8,605	—	743,770	743,770
2,553,800	6,534,770	(7,865,409)		(33,816)	53,898	16,047	—	1,173,507	1,243,243

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 29, 2020 amounted to $400,343, which is 1.8% of net assets.
(b)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(c)	Investment was valued using significant unobservable inputs.
(d)	Securities listed in country of domicile and traded on an exchange within Eurozone.
(e)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(f)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $11,615.
(g)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 29, 2020.

REIT:	Real Estate Investment Trust
RSP:	Risparmio (Convertible Savings Shares)
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At February 29, 2020 the Xtrackers MSCI Eurozone Hedged Equity ETF had the following sector diversification:

Sector Diversification	Market Value	As a % of Total Investments excluding Securities Lending Collateral and Cash Equivalents
Financials	$3,600,698	16.2%
Industrials	3,383,223	15.1
Consumer Discretionary	2,987,255	13.4
Information Technology	2,456,310	11.0
Consumer Staples	2,052,911	9.2
Health Care	1,836,208	8.3
Utilities	1,643,683	7.4
Materials	1,513,447	6.8
Communication Services	1,149,577	5.2
Energy	941,452	4.2
Real Estate	715,371	3.2
Total	$22,280,135	100.0%

At February 29, 2020, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Depreciation(h)
EURO STOXX 50 Futures	EUR	14	$576,376	$512,189	3/20/2020	$(64,187)

(h)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of February 29, 2020.

As of February 29, 2020, the Fund had the following forward foreign currency contracts outstanding:

	Settlement	Currency To		Currency To		Unrealized	Unrealized
Counterparty	Date	Deliver		Receive		Appreciation(i)	Depreciation(i)
Bank of America Corp.	3/4/2020	EUR	30,000	USD	33,052	$—	$(76)
Bank of America Corp.	3/4/2020	EUR	330,000	USD	365,670	1,273	—
Bank of America Corp.	3/4/2020	EUR	188,000	USD	208,694	1,098	—
Citigroup Global Markets	3/4/2020	EUR	999,000	USD	1,109,005	5,875	—
JP Morgan & Chase Co.	3/4/2020	EUR	15,049,330	USD	16,706,878	88,897	—
RBC Capital Markets	3/4/2020	EUR	5,653,000	USD	6,275,633	33,398	—

	Settlement	Currency To		Currency To		Unrealized	Unrealized
Counterparty	Date	Deliver		Receive		Appreciation(i)	Depreciation(i)
Bank of America Corp.	3/4/2020	USD	601,951	EUR	548,000	$3,170	$—
Citigroup Global Markets	3/4/2020	USD	1,097,431	EUR	999,000	5,698	—
JP Morgan & Chase Co.	3/4/2020	USD	366,363	EUR	330,000	—	(1,966)
JP Morgan & Chase Co.	3/4/2020	USD	16,049,815	EUR	14,611,330	84,511	—
JP Morgan & Chase Co.	3/4/2020	USD	119,373	EUR	108,000	—	(116)
RBC Capital Markets	3/4/2020	USD	6,209,962	EUR	5,653,000	32,273	—
Bank of America Corp.	4/3/2020	EUR	548,000	USD	603,047	—	(3,225)
Citigroup Global Markets	4/3/2020	EUR	999,000	USD	1,099,449	—	(5,779)
JP Morgan & Chase Co.	4/3/2020	EUR	14,611,330	USD	16,079,140	—	(85,885)
RBC Capital Markets	4/3/2020	EUR	5,653,000	USD	6,221,240	—	(32,872)
JP Morgan & Chase Co.	4/3/2020	USD	2,087,764	EUR	1,897,000	10,953	—
Total unrealized appreciation (depreciation)						$267,146	$(129,919)

(i)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of February 29, 2020.

Currency Abbreviations
EUR	Euro
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 29, 2020 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(j)	$21,937,550	$—	$766	$21,938,316
Preferred Stocks	341,212	—	—	341,212
Rights	528	—	—	528
Warrants	79	—	—	79
Short-Term Investments(j)	1,164,448	—	—	1,164,448
Derivatives(k)
Forward Foreign Currency Contracts	—	267,146	—	267,146
TOTAL	$23,443,817	$267,146	$766	$23,711,729

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives(k)
Forward Foreign Currency Contracts	$—	$(129,919)	$—	$(129,919)
Futures Contracts	(64,187)	—	—	(64,187)
TOTAL	$(64,187)	$(129,919)	$—	$(194,106)

(j)	See Schedule of Investments for additional detailed categorizations.
(k)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.